Commitments Guarantees Product Warranties And Other Loss Contingencies Disclosure - Summary Of Changes In Liability for Product Warranties (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Product Warranty Liability [Line Items]
Opening balance	$ 193	$ 161	$ 161	$ 157	$ 152
Current-year provisions	49	55	238	228	207
Expenditures	(51)	(45)	(199)	(221)	(205)
Other changes	2	(1)	(7)	(3)	3
Ending balance	$ 193	$ 170	$ 193	$ 161	$ 157